Trade and other receivables, net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current
Advances to suppliers	$ 952	$ 1,704
Income tax credits	6,862	5,283
Non-income tax credits	19,156	18,195
Judicial deposits	1,674	2,188
Receivable from disposal of subsidiary (Note 21)	9,830	23,093
Other receivables	3,757	1,803
Non-current portion	42,231	52,266
Current
Trade receivables	60,703	54,565
Prepaid expenses	9,405	10,427
Advances to suppliers	19,074	17,751
Income tax credits	1,846	1,709
Non-income tax credits	29,414	33,628
Receivable from disposal of subsidiary (Note 21)	17,259	15,506
Cash collateral	21	36
Other receivables	8,127	12,040
Subtotal	85,146	91,097
Trade and other receivables, net	145,849	145,662
Trade and other receivables	188,080	197,928
Reclassified from property, plant and equipment	303	363
Gross | Trade receivables excluding related party
Current
Trade receivables	63,726	58,530
Allowance for trade receivables
Current
Trade receivables	$ 3,023	$ 3,965